Share-based compensation Share-based payments - Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Share-based payments	€ 74.6	€ 46.3	€ 53.1
The tax benefit (excluding excess tax benefits) recognized related to the recognized share-based compensation costs in the US	5.9	5.6	8.7
Total compensation expenses to be incurred for share based remuneration (including share-based payments to the BoM) in future periods	€ 95.8	€ 94.2	€ 78.5
Weighted average period in which compensation expenses are expected to be recognized	1 year 7 months 6 days	1 year 8 months 12 days	1 year 9 months 18 days